LOANS RECEIVABLE Q (Tables)	6 Months Ended
Jun. 30, 2025
Receivables [Abstract]
Schedule of Loans Receivable, Current And Non-Current
Loans Receivable, Current and Non-current

(in thousands)	June 30, 2025	December 31, 2024
Loans receivable	$529,396	$476,620
Loans receivable, non-current	6,675	—
Less: allowance for credit loss	(375)	—
Loans receivable, current and non-current	$535,696	$476,620

(in thousands)	June 30, 2025	December 31, 2024
Loans payable	$348,214	$510,718

(in thousands)	June 30, 2025	December 31, 2024
Assets posted as collateral — Digital assets	$219,121	$194,306
Less: Allowance for credit losses	(633)	(554)
Assets posted as collateral associated with digital asset loans payable	$218,488	$193,752

Schedule of Outstanding Loans Receivable to be Repaid
Loans receivable are scheduled to be repaid during the following periods:

(in thousands)	Amounts
2025	479,271
2026	50,911
2027	1,088
2028	2,938
2029	1,188
2030	300
Loans receivable, current and non-current	$535,696

Schedule of Collateral Payable Associated With Loans Receivable, Current
Collateral Payable Associated with Loans Receivable, Current and Non-current

(in thousands)	June 30, 2025	December 31, 2024
Collateral payable — Digital assets	$689,136	$620,633
Collateral payable — Cash	294	—
Collateral payable associated with loans receivable, current and non-current	$689,430	$620,633